Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 302,538	$ 108,249	$ 1,106,142
Accounts receivable	6,590	4,364	7,049
Inventory	92,673	44,996	81,285
Prepaid expenses and other assets	860,114	586,888	223,879
Total current assets	1,261,915	744,497	1,418,355
Property and equipment, net	313,078	337,361	370,648
Intellectual property and patents, net	1,033,923	900,472	894,510
Prepaid expenses	332,790
Other assets	92,334	117,555	151,579
Total assets	3,034,040	2,099,885	2,835,092
Current liabilities:
Accounts payable	744,765	544,980	265,386
Accrued expenses	385,895	129,978	26,305
Loan payable		50,425	33,277
Notes payable, net of unamortized discount	886,000	800,000	50,000
Capital lease payable			9,453
Convertible promissory notes, net of unamortized discount	4,378,566	1,551,488
Derivative liability	806,379	90,738
Deferred revenue	404,517	361,462	173,618
Total current liabilities	7,606,122	3,529,071	558,039
License fees	560,000	560,000	560,000
Total liabilities	8,166,122	4,089,071	1,118,039
Deficit:
Common stock: $0.001 par value; authorized 75,000,000 shares; 25,795,871 and 23,901,252 shares issued and outstanding as of September 30, 2018 and December 31, 2017, respectively	25,796	23,902	23,337
Additional paid-in capital	21,922,680	16,483,632	12,412,430
Stock payable	869,125	324,995
Accumulated deficit	(27,972,054)	(18,868,599)	(10,718,714)
Total CURE Pharmaceutical Holding Corp stockholders’ deficit	(5,154,453)	(2,036,070)	1,717,053
Noncontrolling interest in subsidiary	22,371	46,884
Total deficit	(5,132,082)	(1,989,186)	1,717,053
Total liabilities and deficit	$ 3,034,040	$ 2,099,885	$ 2,835,092